Intangible assets and goodwill - Acquisition or manufacturing costs of intangible assets and goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	€ 1,426,330
Additions - amortization	(144,669)	€ (135,482)	€ (93,424)
Balance at the end of the period	1,381,009	1,426,330
Reconciliation of goodwill
Balance at the beginning of the period	14,017,255
Balance at the end of the period	12,958,728	14,017,255
Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,426,330
Balance at the end of the period	1,381,009	1,426,330
Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,195,876
Balance at the end of the period	1,171,132	1,195,876
Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	36,599
Balance at the end of the period	30,518	36,599
Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	567,611
Balance at the end of the period	469,711	567,611
Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	58,575
Balance at the end of the period	59,714	58,575
Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	57,575
Balance at the end of the period	49,464	57,575
Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	267,403
Balance at the end of the period	233,272	267,403
Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	128,854
Balance at the end of the period	198,938	128,854
Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	79,259
Balance at the end of the period	129,515	79,259
Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	230,454	186,035
Foreign currency translation		3,417
Changes in consolidation group		41,002
Balance at the end of the period	209,877	230,454	186,035
Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	227,229	182,901
Foreign currency translation		3,326
Changes in consolidation group		41,002
Balance at the end of the period	207,535	227,229	182,901
Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	3,225	3,134
Foreign currency translation		91
Balance at the end of the period	2,342	3,225	3,134
Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	14,017,255	12,209,606
Foreign currency translation		217,996
Changes in consolidation group		1,589,653
Balance at the end of the period	12,958,728	14,017,255	12,209,606
Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,578,616
Foreign currency translation	(180,499)
Changes in consolidation group	20,002
Additions	182,704
Reclassifications	2,120
Disposals	(121,412)
Balance at the end of the period	2,481,531	2,578,616
Gross carrying amount | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,320,344	1,483,971
Foreign currency translation	(158,755)	19,229
Changes in consolidation group	20,002	639,274
Additions	182,704	192,366
Reclassifications	2,104	4,156
Disposals	(121,412)	(18,652)
Balance at the end of the period	2,244,987	2,320,344	1,483,971
Gross carrying amount | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	332,722	324,910
Foreign currency translation	(26,948)	6,012
Changes in consolidation group	6,682	4,744
Additions	327	25
Reclassifications		(274)
Disposals	(1,430)	(2,695)
Balance at the end of the period	311,353	332,722	324,910
Gross carrying amount | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	742,621	153,164
Foreign currency translation	(57,258)	(376)
Changes in consolidation group	185	589,833
Reclassifications	182
Balance at the end of the period	685,730	742,621	153,164
Gross carrying amount | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	202,287	235,625
Foreign currency translation	(12,468)	4,678
Changes in consolidation group		(38,126)
Additions	3,222	783
Reclassifications	2,581	5,093
Disposals	(7,159)	(5,766)
Balance at the end of the period	188,463	202,287	235,625
Gross carrying amount | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	68,931	23,847
Foreign currency translation	(4,590)	(116)
Changes in consolidation group		47,880
Reclassifications	(1,567)	(2,680)
Balance at the end of the period	62,774	68,931	23,847
Gross carrying amount | Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	267,403	148,002
Foreign currency translation	(10,499)	1,208
Changes in consolidation group		36,892
Additions	146,057	171,446
Reclassifications	(168,797)	(86,898)
Disposals	(892)	(3,247)
Balance at the end of the period	233,272	267,403	148,002
Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	298,039	217,033
Foreign currency translation	(24,621)	971
Additions	12,487	9,105
Reclassifications	117,584	71,152
Disposals	(9,175)	(222)
Balance at the end of the period	394,314	298,039	217,033
Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	408,341	381,390
Foreign currency translation	(22,371)	6,852
Changes in consolidation group	13,135	(1,949)
Additions	20,611	11,007
Reclassifications	52,121	17,763
Disposals	(102,756)	(6,722)
Balance at the end of the period	369,081	408,341	381,390
Gross carrying amount | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	258,272
Foreign currency translation	(21,744)
Reclassifications	16
Balance at the end of the period	236,544	258,272
Gross carrying amount | Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	255,047
Foreign currency translation	(21,555)
Balance at the end of the period	233,492	255,047
Gross carrying amount | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	3,225
Foreign currency translation	(189)
Reclassifications	16
Balance at the end of the period	3,052	3,225
Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	14,409,852
Foreign currency translation	(1,148,174)
Changes in consolidation group	253,455
Balance at the end of the period	13,515,133	14,409,852
Accumulated depreciation / amortization / impairment | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,152,286)
Foreign currency translation	75,419
Changes in consolidation group	412
Additions - amortization	(144,669)
Impairment loss	(1,556)
Reclassifications	2,640
Disposals	119,518
Balance at the end of the period	(1,100,522)	(1,152,286)
Accumulated depreciation / amortization / impairment | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,124,468)	(988,675)
Foreign currency translation	73,016	(15,117)
Changes in consolidation group	412	3,772
Additions - amortization	(144,669)	(135,482)
Impairment loss	(304)	(932)
Reclassifications	2,640	(1,796)
Disposals	119,518	13,762
Balance at the end of the period	(1,073,855)	(1,124,468)	(988,675)
Accumulated depreciation / amortization / impairment | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(296,123)	(282,296)
Foreign currency translation	24,152	(5,235)
Changes in consolidation group	315	166
Additions - amortization	(10,697)	(11,868)
Reclassifications	6	(26)
Disposals	1,512	3,136
Balance at the end of the period	(280,835)	(296,123)	(282,296)
Accumulated depreciation / amortization / impairment | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(175,010)	(124,605)
Foreign currency translation	13,488	(1,140)
Additions - amortization	(55,318)	(49,265)
Reclassifications	821
Balance at the end of the period	(216,019)	(175,010)	(124,605)
Accumulated depreciation / amortization / impairment | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(143,712)	(131,492)
Foreign currency translation	7,933	(2,607)
Changes in consolidation group	22
Additions - amortization	(3,545)	(14,293)
Reclassifications	181
Disposals	10,372	4,680
Balance at the end of the period	(128,749)	(143,712)	(131,492)
Accumulated depreciation / amortization / impairment | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(11,356)	(7,245)
Foreign currency translation	613	(12)
Additions - amortization	(4,134)	(4,099)
Reclassifications	1,567
Balance at the end of the period	(13,310)	(11,356)	(7,245)
Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(169,185)	(138,343)
Foreign currency translation	12,565	(1,328)
Additions - amortization	(43,321)	(28,722)
Impairment loss		(932)
Reclassifications	88	(360)
Disposals	4,477	500
Balance at the end of the period	(195,376)	(169,185)	(138,343)
Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(329,082)	(304,694)
Foreign currency translation	14,265	(4,795)
Changes in consolidation group	75	3,606
Additions - amortization	(27,654)	(27,235)
Impairment loss	(304)
Reclassifications	(23)	(1,410)
Disposals	103,157	5,446
Balance at the end of the period	(239,566)	(329,082)	(304,694)
Accumulated depreciation / amortization / impairment | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(27,818)
Foreign currency translation	2,403
Impairment loss	(1,252)
Balance at the end of the period	(26,667)	(27,818)
Accumulated depreciation / amortization / impairment | Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(27,818)
Foreign currency translation	2,351
Impairment loss	(490)
Balance at the end of the period	(25,957)	(27,818)
Accumulated depreciation / amortization / impairment | Management contracts
Reconciliation of intangible assets other than goodwill
Foreign currency translation	52
Impairment loss	(762)
Balance at the end of the period	(710)
Accumulated depreciation / amortization / impairment | Goodwill
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(392,597)
Foreign currency translation	30,170
Impairment loss	(193,978)
Balance at the end of the period	(556,405)	(392,597)
Gross carrying amount for amortizable assets and net carrying amount for non-amortizable assets | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,550,798	1,670,006
Foreign currency translation		22,646
Changes in consolidation group		680,276
Additions		192,366
Reclassifications		4,156
Disposals		(18,652)
Balance at the end of the period		2,550,798	€ 1,670,006
Hyperinflationary economies | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,660
Balance at the end of the period	2,537	1,660
Hyperinflationary economies | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	690
Balance at the end of the period	719	690
Hyperinflationary economies | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	970
Balance at the end of the period	1,818	970
Hyperinflationary economies | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	25,131
Balance at the end of the period	24	25,131
Hyperinflationary economies | Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	3,668
Balance at the end of the period	4,941	3,668
Hyperinflationary economies | Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,971
Balance at the end of the period	2,081	1,971
Hyperinflationary economies | Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,697
Balance at the end of the period	2,860	1,697
Hyperinflationary economies | Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	28,057
Balance at the end of the period	33,564	28,057
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(2,008)
Balance at the end of the period	(2,404)	(2,008)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,281)
Balance at the end of the period	(1,362)	(1,281)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(727)
Balance at the end of the period	(1,042)	(727)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	(2,926)
Balance at the end of the period	€ (33,540)	€ (2,926)